Subsidiary Guarantors	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors
The following tables present condensed consolidating financial information for (a) Mylan Inc., the issuer of the Cash Convertible Notes and the Senior Notes (“Issuer”) and (b) Mylan Inc.’s subsidiaries on a combined basis, none of which guarantee the Cash Convertible Notes or the Senior Notes ("Non-Guarantor Subsidiaries"). The consolidating adjustments primarily relate to eliminations of investments in subsidiaries and intercompany balances and transactions. The condensed consolidating financial statements present investments in subsidiaries using the equity method of accounting.

New Moon B.V. was incorporated on July 7, 2014 as a wholly owned subsidiary of Mylan Inc. for the purpose of consummating the Transaction. Upon consummation of the Transaction, on February 27, 2015, Mylan Inc. became a wholly owned subsidiary of Mylan N.V. (previously, New Moon B.V.) and Mylan N.V. fully and unconditionally guaranteed the Cash Convertible Notes and the Senior Notes.

The following financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2014 and 2013 and the related Condensed Consolidating Statements of Operations, Condensed Consolidating Statements of Comprehensive Earnings and Condensed Consolidating Statements of Cash Flows for each of the three years in the period ended December 31, 2014. This condensed consolidating financial information has been prepared and presented in accordance with SEC Regulation S-X Rule 3-10 “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.”
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Assets
Current assets:
Cash and cash equivalents	$112.9	$—	$112.6	$—	$225.5
Accounts receivable, net	16.6	—	2,251.9	—	2,268.5
Inventories	—	—	1,651.4	—	1,651.4
Intercompany receivables	—	—	7,973.6	(7,973.6)	—
Other current assets	2,042.8	—	598.7	—	2,641.5
Total current assets	2,172.3	—	12,588.2	(7,973.6)	6,786.9
Property, plant and equipment, net	283.6	—	1,502.1	—	1,785.7
Investments in subsidiaries	11,422.9	—	—	(11,422.9)	—
Intercompany notes and interest receivable	5,897.7	—	18.2	(5,915.9)	—
Intangible assets, net	—	—	2,347.1	—	2,347.1
Goodwill	17.1	—	4,032.2	—	4,049.3
Other assets	120.6	—	797.0	—	917.6
Total assets	$19,914.2	$—	$21,284.8	$(25,312.4)	$15,886.6

LIABILITIES AND EQUITY
Liabilities
Current liabilities:
Trade accounts payable	$31.4	$—	$874.2	$—	$905.6
Short-term borrowings	—	—	330.7	—	330.7
Income taxes payable	—	—	160.7	—	160.7
Current portion of long-term debt and other long-term obligations	2,406.1	—	68.3	—	2,474.4
Intercompany payables	7,973.6	—	—	(7,973.6)	—
Other current liabilities	352.9	—	1,081.4	—	1,434.3
Total current liabilities	10,764.0	—	2,515.3	(7,973.6)	5,305.7
Long-term debt	5,732.8	—	—	—	5,732.8
Intercompany notes payable	18.2	—	5,897.7	(5,915.9)	—
Other long-term obligations	123.2	—	1,448.9	—	1,572.1
Total liabilities	16,638.2	—	9,861.9	(13,889.5)	12,610.6

Total equity	3,276.0	—	11,422.9	(11,422.9)	3,276.0

Total liabilities and equity	$19,914.2	$—	$21,284.8	$(25,312.4)	$15,886.6
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Assets
Current assets:
Cash and cash equivalents	$14.4	$—	$276.9	$—	$291.3
Accounts receivable, net	6.5	—	1,813.5	—	1,820.0
Inventories	—	—	1,656.9	—	1,656.9
Intercompany receivables	—	—	7,031.4	(7,031.4)	—
Other current assets	186.8	—	516.2	—	703.0
Total current assets	207.7	—	11,294.9	(7,031.4)	4,471.2
Property, plant and equipment, net	267.9	—	1,397.6	—	1,665.5
Investments in subsidiaries	10,681.8	—	—	(10,681.8)	—
Intercompany notes and interest receivable	5,486.7	—	17.6	(5,504.3)	—
Intangible assets, net	—	—	2,517.9	—	2,517.9
Goodwill	14.7	—	4,325.8	—	4,340.5
Other assets	1,495.0	—	804.7	—	2,299.7
Total assets	$18,153.8	$—	$20,358.5	$(23,217.5)	$15,294.8

LIABILITIES AND EQUITY
Liabilities
Current liabilities:
Trade accounts payable	$46.4	$—	$1,026.4	$—	$1,072.8
Short-term borrowings	—	—	439.8	—	439.8
Income taxes payable	—	—	49.7	—	49.7
Current portion of long-term debt and other long-term obligations	0.6	—	3.0	—	3.6
Intercompany payables	7,031.4	—	—	(7,031.4)	—
Other current liabilities	404.5	—	993.6	—	1,398.1
Total current liabilities	7,482.9	—	2,512.5	(7,031.4)	2,964.0
Long-term debt	7,586.5	—	—	—	7,586.5
Intercompany notes payable	17.6	—	5,486.7	(5,504.3)	—
Other long-term obligations	106.9	—	1,677.5	—	1,784.4
Total liabilities	15,193.9	—	9,676.7	(12,535.7)	12,334.9

Total equity	2,959.9	—	10,681.8	(10,681.8)	2,959.9

Total liabilities and equity	$18,153.8	$—	$20,358.5	$(23,217.5)	$15,294.8

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$7,646.5	$—	$7,646.5
Other revenues	—	—	73.1	—	73.1
Total revenues	—	—	7,719.6	—	7,719.6
Cost of sales	—	—	4,191.6	—	4,191.6
Gross profit	—	—	3,528.0	—	3,528.0
Operating expenses:
Research and development	—	—	581.8	—	581.8
Selling, general and administrative	608.8	—	1,016.9	—	1,625.7
Litigation settlements, net	—	—	47.9	—	47.9
Other operating income, net	—	—	(80.0)	—	(80.0)
Total operating expenses	608.8	—	1,566.6	—	2,175.4
(Loss) earnings from operations	(608.8)	—	1,961.4	—	1,352.6
Interest expense	273.4	—	59.8	—	333.2
Other expense (income), net	—	—	44.9	—	44.9
(Losses) earnings before income taxes and noncontrolling interest	(882.2)	—	1,856.7	—	974.5
Income tax (benefit) provision	(39.7)	—	81.1	—	41.4
Earnings of equity interest subsidiaries	1,775.6	—	—	(1,775.6)	—
Net earnings	933.1	—	1,775.6	(1,775.6)	933.1
Net earnings attributable to noncontrolling interest	—	—	(3.7)	—	(3.7)
Net earnings attributable to Mylan Inc. common shareholders	$933.1	$—	$1,771.9	$(1,775.6)	$929.4

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$6,856.6	$—	$6,856.6
Other revenues	—	—	52.5	—	52.5
Total revenues	—	—	6,909.1	—	6,909.1
Cost of sales	—	—	3,868.8	—	3,868.8
Gross profit	—	—	3,040.3	—	3,040.3
Operating expenses:
Research and development	—	—	507.8	—	507.8
Selling, general and administrative	521.0	—	887.5	—	1,408.5
Litigation settlements, net	—	—	(14.6)	—	(14.6)
Other operating expense, net	—	—	3.1	—	3.1
Total operating expenses	521.0	—	1,383.8	—	1,904.8
(Loss) earnings from operations	(521.0)	—	1,656.5	—	1,135.5
Interest expense	259.7	—	53.6	—	313.3
Other expense (income), net	—	—	74.9	—	74.9
(Losses) earnings before income taxes and noncontrolling interest	(780.7)	—	1,528.0	—	747.3
Income tax (benefit) provision	(29.8)	—	150.6	—	120.8
Earnings of equity interest subsidiaries	1,377.4	—	—	(1,377.4)	—
Net earnings	626.5	—	1,377.4	(1,377.4)	626.5
Net earnings attributable to noncontrolling interest	—	—	(2.8)	—	(2.8)
Net earnings attributable to Mylan Inc. common shareholders	$626.5	$—	$1,374.6	$(1,377.4)	$623.7

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Net sales	$—	$—	$6,750.2	$—	$6,750.2
Other revenues	—	—	45.9	—	45.9
Total revenues	—	—	6,796.1	—	6,796.1
Cost of sales	—	—	3,887.8	—	3,887.8
Gross profit	—	—	2,908.3	—	2,908.3
Operating expenses:
Research and development	—	—	401.3	—	401.3
Selling, general and administrative	473.7	—	918.7	—	1,392.4
Litigation settlements, net	—	—	(3.1)	—	(3.1)
Other operating expense, net	—	—	8.3	—	8.3
Total operating expenses	473.7	—	1,325.2	—	1,798.9
(Loss) earnings from operations	(473.7)	—	1,583.1	—	1,109.4
Interest expense	262.0	—	46.7	—	308.7
Other expense (income), net	—	—	(3.5)	—	(3.5)
(Losses) earnings before income taxes and noncontrolling interest	(735.7)	—	1,539.9	—	804.2
Income tax (benefit) provision	(0.3)	—	161.5	—	161.2
Earnings of equity interest subsidiaries	1,378.4	—	—	(1,378.4)	—
Net earnings	643.0	—	1,378.4	(1,378.4)	643.0
Net earnings attributable to noncontrolling interest	—	—	(2.1)	—	(2.1)
Net earnings attributable to Mylan Inc. common shareholders	$643.0	$—	$1,376.3	$(1,378.4)	$640.9

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	933.1	—	1,775.6	(1,775.6)	933.1
Other comprehensive loss, before tax:
Foreign currency translation adjustment	(622.9)	—	(622.9)	622.9	(622.9)
Change in unrecognized loss and prior service cost related to defined benefit plans	(11.8)	—	(7.4)	7.4	(11.8)
Net unrecognized loss on derivatives	(182.6)	—	30.4	(30.4)	(182.6)
Other comprehensive loss, before tax	(817.3)	—	(599.9)	599.9	(817.3)
Income tax (benefit) provision	(70.4)	—	10.0	(10.0)	(70.4)
Other comprehensive loss, net of tax	(746.9)	—	(609.9)	609.9	(746.9)
Comprehensive earnings	186.2	—	1,165.7	(1,165.7)	186.2
Comprehensive earnings attributable to the noncontrolling interest	(3.7)	—	(3.7)	3.7	(3.7)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$182.5	$—	$1,162.0	$(1,162.0)	$182.5

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	626.5	—	1,377.4	(1,377.4)	626.5
Other comprehensive loss, before tax:
Foreign currency translation adjustment	(273.7)	—	(273.7)	273.7	(273.7)
Change in unrecognized gains and prior service cost related to defined benefit plans	8.2	—	7.5	(7.5)	8.2
Net unrecognized gain (loss) on derivatives	180.4	—	(34.5)	34.5	180.4
Net unrealized loss on marketable securities	(1.1)	—	(1.2)	1.2	(1.1)
Other comprehensive loss, before tax	(86.2)	—	(301.9)	301.9	(86.2)
Income tax provision (benefit)	67.4	—	(10.0)	10.0	67.4
Other comprehensive loss, net of tax	(153.6)	—	(291.9)	291.9	(153.6)
Comprehensive earnings	472.9	—	1,085.5	(1,085.5)	472.9
Comprehensive earnings attributable to the noncontrolling interest	(2.8)	—	(2.8)	2.8	(2.8)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$470.1	$—	$1,082.7	$(1,082.7)	$470.1

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE EARNINGS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	643.0	—	1,378.4	(1,378.4)	643.0
Other comprehensive earnings, before tax:
Foreign currency translation adjustment	(3.5)	—	(3.5)	3.5	(3.5)
Change in unrecognized loss and prior service cost related to defined benefit plans	(10.9)	—	(9.0)	9.0	(10.9)
Net unrecognized gain on derivatives	18.5	—	27.7	(27.7)	18.5
Net unrealized loss on marketable securities	(0.1)	—	—	—	(0.1)
Other comprehensive earnings, before tax	4.0	—	15.2	(15.2)	4.0
Income tax provision (benefit)	2.7	—	7.2	(7.2)	2.7
Other comprehensive earnings, net of tax	1.3	—	8.0	(8.0)	1.3
Comprehensive earnings	644.3	—	1,386.4	(1,386.4)	644.3
Comprehensive earnings attributable to the noncontrolling interest	(2.1)	—	(2.1)	2.1	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$642.2	$—	$1,384.3	$(1,384.3)	$642.2

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2014

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(705.1)	$—	$1,719.9	$—	$1,014.8
Cash flows from investing activities:
Capital expenditures	(72.1)	—	(253.2)	—	(325.3)
Change in restricted cash	—	—	(5.1)	—	(5.1)
Cash paid for acquisitions, net	—	—	(50.0)	—	(50.0)
Proceeds from sale of property, plant and equipment	—	—	8.9	—	8.9
Purchase of marketable securities	(2.8)	—	(17.1)	—	(19.9)
Proceeds from sale of marketable securities	1.6	—	18.6	—	20.2
Investments in affiliates	(64.1)	—	—	64.1	—
Loans to affiliates	(5,901.0)	—	(6,857.5)	12,758.5	—
Repayments of loans from affiliates	5.8	—	20.2	(26.0)	—
Payments for product rights and other, net	(1.9)	—	(427.2)	—	(429.1)
Net cash (used in) provided by investing activities	(6,034.5)	—	(7,562.4)	12,796.6	(800.3)
Cash flows from financing activities:
Payment of financing fees	(5.8)	—	—	—	(5.8)
Change in short-term borrowings, net	—	—	(107.8)	—	(107.8)
Proceeds from issuance of long-term debt	2,235.0	—	—	—	2,235.0
Payment of long-term debt	(2,295.8)	—	—	—	(2,295.8)
Proceeds from exercise of stock options	53.8	—	—	—	53.8
Taxes paid related to net share settlement of equity awards	(17.3)	—	(10.4)	—	(27.7)
Payments for contingent consideration	—	—	(150.0)	—	(150.0)
Capital contribution from affiliates	—	—	64.1	(64.1)	—
Proceeds from borrowings from affiliates	6,857.5	—	5,901.0	(12,758.5)	—
Payments on borrowings from affiliates	(20.2)	—	(5.8)	26.0	—
Other items, net	30.9	—	—	—	30.9
Net cash provided by (used in) financing activities	6,838.1	—	5,691.1	(12,796.6)	(267.4)
Effect on cash of changes in exchange rates	—	—	(12.9)	—	(12.9)
Net increase (decrease) in cash and cash equivalents	98.5	—	(164.3)	—	(65.8)
Cash and cash equivalents — beginning of period	14.4	—	276.9	—	291.3
Cash and cash equivalents — end of period	$112.9	$—	$112.6	$—	$225.5

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2013

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(420.1)	$—	$1,526.7	$—	$1,106.6
Cash flows from investing activities:
Capital expenditures	(108.1)	—	(226.5)	—	(334.6)
Change in restricted cash	(23.5)	—	(204.5)	—	(228.0)
Cash paid for acquisitions, net	—	—	(1,261.9)	—	(1,261.9)
Proceeds from sale of property, plant and equipment	—	—	25.3	—	25.3
Purchase of marketable securities	(3.5)	—	(15.8)	—	(19.3)
Proceeds from sale of marketable securities	—	—	10.6	—	10.6
Investments in affiliates	(874.8)	—	—	874.8	—
Loans to affiliates	(4,143.2)	—	(4,928.7)	9,071.9	—
Repayments of loans from affiliates	17.9	—	17.0	(34.9)	—
Payments for product rights and other, net	(3.8)	—	(57.1)	—	(60.9)
Net cash (used in) provided by investing activities	(5,139.0)	—	(6,641.6)	9,911.8	(1,868.8)
Cash flows from financing activities:
Payment of financing fees	(34.6)	—	—	—	(34.6)
Purchase of common stock	(1,000.0)	—	—	—	(1,000.0)
Change in short-term borrowings, net	—	—	141.4	—	141.4
Proceeds from issuance of long-term debt	4,974.7	—	—	—	4,974.7
Payment of long-term debt	(3,480.3)	—	—	—	(3,480.3)
Proceeds from exercise of stock options	76.2	—	—	—	76.2
Capital contribution from affiliates	—	—	874.8	(874.8)	—
Proceeds from borrowings from affiliates	4,928.7	—	4,143.2	(9,071.9)	—
Payments on borrowings from affiliates	(17.0)	—	(17.9)	34.9	—
Other items, net	15.5	—	—	—	15.5
Net cash provided by financing activities	5,463.2	—	5,141.5	(9,911.8)	692.9
Effect on cash of changes in exchange rates	—	—	10.6	—	10.6
Net (decrease) increase in cash and cash equivalents	(95.9)	—	37.2	—	(58.7)
Cash and cash equivalents — beginning of period	110.3	—	239.7	—	350.0
Cash and cash equivalents — end of period	$14.4	$—	$276.9	$—	$291.3
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Year Ended December 31, 2012

(In millions)	Mylan Inc. (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash used in operating activities	$(129.7)	$—	$1,078.7	$—	$949.0
Cash flows from investing activities:
Capital expenditures	(82.2)	—	(223.1)	—	(305.3)
Change in restricted cash	—	—	7.0	—	7.0
Proceeds from sale of property, plant and equipment	—	—	16.3	—	16.3
Purchase of marketable securities	(3.2)	—	(6.7)	—	(9.9)
Proceeds from sale of marketable securities	—	—	8.1	—	8.1
Investments in affiliates	(1,382.3)	—	—	1,382.3	—
Loans to affiliates	(3,419.4)	—	(4,353.2)	7,772.6	—
Repayments of loans from affiliates	1,423.4	—	5.4	(1,428.8)	—
Payments for product rights and other, net	(0.7)	—	(79.7)	—	(80.4)
Net cash (used in) provided by investing activities	(3,464.4)	—	(4,625.9)	7,726.1	(364.2)
Cash flows from financing activities:
Payment of financing fees	(7.7)	—	—	—	(7.7)
Purchase of common stock	(999.9)	—	—	—	(999.9)
Change in short-term borrowings, net	—	—	174.3	—	174.3
Proceeds from issuance of long-term debt	2,043.4	—	—	—	2,043.4
Payment of long-term debt	(1,988.8)	—	(2.0)	—	(1,990.8)
Proceeds from exercise of stock options	143.8	—	—	—	143.8
Capital contribution from affiliates	—	—	1,382.3	(1,382.3)	—
Proceeds from borrowings from affiliates	4,353.2	—	3,419.4	(7,772.6)	—
Payments on borrowings from affiliates	(5.4)	—	(1,423.4)	1,428.8	—
Other items, net	25.4	—	—	—	25.4
Net cash provided by (used in) financing activities	3,564.0	—	3,550.6	(7,726.1)	(611.5)
Effect on cash of changes in exchange rates	—	—	1.6	—	1.6
Net (decrease) increase in cash and cash equivalents	(30.1)	—	5.0	—	(25.1)
Cash and cash equivalents — beginning of period	140.4	—	234.7	—	375.1
Cash and cash equivalents — end of period	$110.3	$—	$239.7	$—	$350.0